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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-09813

                                 UMB Scout Funds

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                    (Name and address of agent for service)

          Registrant's telephone number, including area code: (816) 860-7512

                           Date of fiscal year end: June 30

                    Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

NUMBER OF
SHARES                                                                       VALUE
COMMON STOCKS - 83.4%
AEROSPACE & DEFENSE - 5.5%
     100,000 Curtiss-Wright Corp.                                         $  5,700,000
     160,000 Herley Industries, Inc.*                                        2,737,600
     180,000 Teledyne Technologies, Inc.*                                    5,634,000
                                                                          ------------
                                                                            14,071,600
                                                                          ------------

COMMERCIAL SERVICES & SUPPLIES - 1.5%
     220,000 Layne Christensen Co.*                                          3,799,400
                                                                          ------------

CONSUMER DISCRETIONARY - 8.5%
      25,000 Arbitron, Inc.                                                  1,072,500
     210,000 Delta and Pine Land Co.                                         5,670,000
     118,500 Flexsteel Industries, Inc.                                      1,956,435
     270,000 Movado Group, Inc.                                              4,995,000
     100,000 Nautilus, Inc.                                                  2,376,000
      65,000 RC2 Corp.*                                                      2,210,000
     215,000 Universal Electronics, Inc.*                                    3,629,200
                                                                          ------------
                                                                            21,909,135
                                                                          ------------

CONSUMER STAPLES - 3.0%
     165,000 Ralcorp Holdings, Inc.*                                         7,812,750
                                                                          ------------

ELECTRICAL EQUIPMENT - 5.6%
     170,000 Baldor Electric Co.                                             4,387,700
     102,000 Franklin Electric Co., Inc.                                     3,848,460
      69,320 Genlyte Group, Inc.*                                            6,236,720
                                                                          ------------
                                                                            14,472,880
                                                                          ------------

HEALTH CARE - 14.6%
      65,000 Cerner Corp.*                                                   3,413,150
      88,000 Datascope Corp.                                                 2,691,040
     235,000 DJ Orthopedics, Inc.*                                           5,886,750
     170,000 Integra LifeSciences Holdings*                                  5,987,400
     185,000 LabOne, Inc.*                                                   6,378,800
     220,000 Palomar Medical*                                                5,933,400
     290,000 Serologicals Corp.*                                             7,087,600
                                                                          ------------
                                                                            37,378,140
                                                                          ------------

MACHINERY - 3.7%
     105,000 CLARCOR, Inc.                                                   5,455,800
      50,000 ESCO Technologies, Inc.*                                        4,017,500
                                                                          ------------
                                                                             9,473,300
                                                                          ------------

MATERIALS - 1.7%
     120,000 Albemarle Corp.                                                 4,363,200
                                                                          ------------

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
MISCELLANEOUS - 3.2%
     129,500 iShares Russell 2000 Growth                                  $  8,104,110
                                                                          ------------

SOFTWARE & SERVICES - 15.8%
     205,000 ANSYS, Inc.*                                                    7,013,050
     150,000 Hutchinson Tecnology, Inc.*                                     5,217,000
      85,000 IDX Systems*                                                    2,952,050
     185,000 j2 Global Communications, Inc.*                                 6,347,350
     235,000 Mediware Information Systems, Inc.*                             2,519,200
     185,000 MICROS Systems, Inc.*                                           6,791,350
     300,000 MSC Software Corp.*                                             3,322,500
     275,000 SS&C Technologies, Inc.                                         6,270,000
                                                                          ------------
                                                                            40,432,500
                                                                          ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 16.2%
     115,000 Anixter International, Inc.*                                    4,157,250
     200,000 Belden CDT, Inc.                                                4,442,000
     127,000 Comtech Telecommunications Corp.*                               6,616,700
     295,000 FEI Co.*                                                        6,829,250
     225,000 Measurement Specialties, Inc.*                                  5,175,000
     150,000 Metrologic*                                                     3,372,000
     370,000 Microsemi Corp.*                                                6,027,300
     180,000 Stratasys, Inc.*                                                5,099,400
                                                                          ------------
                                                                            41,718,900
                                                                          ------------
TRADING COMPANIES & DISTRIBUTORS - 1.1%
     62,300 Lawson Products, Inc.                                           2,915,640
                                                                          ------------
TRANSPORTATION - 3.0%
     180,000 Heartland Express, Inc.                                         3,447,000
     220,000 Kansas City Southern*                                           4,237,200
                                                                          ------------
                                                                             7,684,200
                                                                          ------------

TOTAL COMMON STOCKS (COST $189,141,652) - 83.4%                            214,135,755
                                                                          ------------

U.S GOVERNMENT AGENCIES (COST $39,425,000) - 15.3%
                  Federal Home Loan Bank
     $39,425,000 2.40%, 04/01/2005                                          39,425,000
                                                                          ------------

TOTAL INVESTMENTS (COST $228,566,652) - 98.7%                              253,560,755

Other Assets less Liabilities - 1.3%                                         3,231,122
                                                                          ------------

TOTAL NET ASSETS - 100.0%
(equivalent to $15.25 per share; unlimited shares of $1.00 par value
capital shares authorized; 16,838,666 shares outstanding)                 $256,791,877
                                                                          ============

*Non-income producing security

See accompanying Notes to Schedules of investments

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NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS -- Each security listed on an exchange is valued at its last sales price on that exchange on the last business day of the period. Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates fair value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

                                                         Continued on next page.

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NOTES TO SCHEDULES OF INVESTMENTS (Continued)

MARCH 31, 2005 (UNAUDITED)

AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


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At March 31, 2005, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:




                                          SMALL CAP
(in thousands)                               FUND
------------------------------------     ------------
Unrealized appreciation ............     $ 29,866,129
Unrealized depreciation ............       (4,888,800)
                                         ------------
Net unrealized appreciation
 (depreciation).....................       24,977,329
                                         ============
Cost of securities on a
 tax basis .........................      228,583,426
                                         ============

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ITEM 2. CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Funds

/s/ James L. Moffett
-------------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
--------------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

/s/ Barbara J. Demmer
--------------------------
Barbara J. Demmer
Principal Financial Officer
May 17, 2005